BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 137,613	$ 953,234	$ 239,781
Prepaid expenses	11,291	31,308	75,537
Total current assets	148,904	984,542	315,318
Property and equipment, net	15,500	18,408	13,020
Other assets:
Deposits	27,612	27,612	25,000
Total assets	192,016	1,030,562	353,338
Current liabilities:
Accounts payable and accrued expenses, including $11,912, $12,716 and $40,293 to related parties as of March 31, 2016, December 31, 2015 and 2014 respectively	228,163	223,546	554,026
Stock based payable	0	0	226,305
Dividends payable	367,287	340,291	445,069
Warrant liability	1,878,986	1,621,199	0
Derivative liability	283,857	285,157	0
Total current liabilities	2,758,293	2,470,193	1,225,400
Series C Preferred Stock, 1,396, 1,471 and 2,711 shares issued and outstanding as of March 31, 2016, December 31, 2015 and 2014, respectively, liquidation preference of $1,396,000, $1,471,000 and $2,711,000 as of March 31, 2016, December 31, 2015 and 2014, respectively	$ 1,396,000	$ 1,471,000	$ 2,711,000
Commitments and contingencies
Stockholders' deficit
Preferred stock, $0.001 par value, authorized 1,000,000 shares, designated 200 shares of Series A, 600 shares of Series B and 4,200 shares of Series C Preferred Stock	$ 0	$ 0	$ 0
Common stock, $0.001 par value, authorized 50,000,000 shares, 17,355,562, 16,825,703 and 11,179,266 issued and outstanding as of March 31, 2016, December 31, 2015 and 2014, respectively	17,356	16,826	11,179
Additional paid in capital	30,845,130	29,314,399	19,186,163
Accumulated deficit	(34,824,763)	(32,241,856)	(22,780,404)
Total stockholders' deficit	(3,962,277)	(2,910,631)	(3,583,062)
Total liabilities and stockholders' deficit	$ 192,016	$ 1,030,562	$ 353,338